Cash Dividends Declared Per Ordinary Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dividends [Line Items]
Dividend Per Share	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.15	$ 0	$ 0
Amount	$ 4,935	$ 4,932	$ 5,042	$ 5,056	$ 19,965